Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Disclosure of leases [text block]

Leases

The Group’s disclosures are as a lessee under lease arrangements covering property and equipment. The Group has applied judgement in presenting related information together in a manner that it considers to be most relevant to an understanding of its financial performance and position.

Effective January 1, 2019, the Group has applied IFRS 16, "Leases" using the modified retrospective approach and there-fore the comparative information has not been restated and continues to be reported under predecessor standard IAS 17, "Leases". Accordingly, the structure of the Note contains separate sections for both current period information under IFRS 16 as well as prior period information under IAS 17. The cumulative effect on the Group’s balance sheet of initially applying IFRS 16 at transition date (January 1, 2019) is presented in Note 2, "Recently Adopted Accounting Pronouncements".

Lessee Disclosures for the Fiscal Period ended December 31, 2019 pursuant to IFRS 16, "Leases"

The Group leases many assets including land and buildings, vehicles and IT equipment. The Group is a lessee for the majority of its offices and branches under long-term rental agreements. Most of the lease contracts are made under usual terms and conditions, which means they include options to extend the lease by a defined amount of time, price adjustment clauses and escalation clauses in line with general office rental market conditions. However, the lease agreements do not include any clauses that impose any restriction on the Group’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements.

As of December 31, 2019, the Group recorded right-of-use assets on its balance sheet with a carrying amount of € 2.9 billion, which are included in Property and equipment. The right-of-use assets predominantly represented leased properties of € 2.8 billion and vehicles leases of € 19 million. For more information on the year-to-date development of right-of-use assets, please refer to Note 21 "Property and Equipment".

Corresponding to the recognition of the right-of-use assets, as of December 31, 2019 the Group recorded lease liabilities on its balance sheet with a carrying amount of € 3.3 billion, which are included in Other liabilities. As of December 31, 2019, the lease liabilities included the discounted value of future lease payments of € 407 million for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011. The Group entered into a 181 months leaseback arrangement for the entire facility in connection with the transaction, which also includes the option to extend the lease for an additional 5 year period up to 2031.

During 2019, interest expense recorded from the compounding of the lease liabilities amounted to € 80 million. The contractual maturities for the undiscounted cash flows from these liabilities are shown in Note 31 "Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities".

Expenses recognized in 2019 relating to short-term leases and leases of low-value assets, for which the Group decided to apply the recognition exemption under IFRS 16 (and thus not to record right-of-use assets and corresponding lease liabilities on the balance sheet), amounted to € 44 million and € 1 million, respectively.

Income recorded in 2019 from the subletting of right-of-use assets totaled € 21 million.

The total cash outflow for leases was € 738 million for 2019 and represented mainly expenditures made for real estate rentals (€ 724 million). Of the total cash outflow amount, payments of € 659 million were made for the principal portion of lease liabilities, payments of € 79 million were made for the interest portion.

Total future cash outflows to which the Group as a lessee is potentially exposed, that are not reflected in the measurement of the lease liabilities, mainly include exposures arising from extension options and future payments for leases not yet commenced, but to which the Group is committed. Their expected maturities are shown in the table below.

Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities

in € m.	Dec 31, 2019
Future cash outflows not reflected in lease liabilities:
Not later than one year	17
Later than one year and not later than five years	816
Later than five years	4,797
Future cash outflows not reflected in lease liabilities	5,629

Lessee Disclosures for the Fiscal Period ended December 31, 2018 pursuant to IAS 17, "Leases"

Finance Lease Commitments

Most of the Group’s finance lease arrangements are made under usual terms and conditions.

Net Carrying Value of Leasing Assets Held under finance leases

in € m.	Dec 31, 2019	Dec 31, 2018
Land and buildings	N/A	28
Furniture and equipment	N/A	0
Other	N/A	0
Net carrying value	N/A	28

Future Minimum Lease Payments Required under the Group’s Finance Leases

in € m.	Dec 31, 2019	Dec 31, 2018
Future minimum lease payments:
Not later than one year	N/A	19
Later than one year and not later than five years	N/A	34
Later than five years	N/A	65
Total future minimum lease payments	N/A	118
Less: Future interest charges	N/A	91
Present value of finance lease commitments	N/A	27
Future minimum lease payments to be received	N/A	5
Contingent rent recognized in the income statement¹	N/A	0

[1]The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.

Operating Lease Commitments

Future Minimum Lease Payments Required under the Group’s Operating Leases

in € m.	Dec 31, 2019	Dec 31, 2018
Future minimum rental payments:
Not later than one year	N/A	707
Later than one year and not later than five years	N/A	2,077
Later than five years	N/A	3,480
Total future minimum rental payments	N/A	6,264
Less: Future minimum rentals to be received	N/A	20
Net future minimum rental payments	N/A	6,244

As of December 31, 2018, the total future minimum rental payments included € 441 million for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011. The Group entered into a 181 months leaseback arrangement for the entire facility in connection with the transaction, which also includes the option to extend the lease for an additional 5 year period up to 2031.

In 2018, the rental payments for lease and sublease agreements amounted to € 747 million. This included charges of € 769 million for minimum lease payments and € 20 million related to sublease rentals received.